Fair Value Measurements - Schedule of Liability for Derivatives and Warrants (Details) (FaceBank Group, Inc Pre-Merger) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Fair Values of Derivatives, Convertible Notes at beginning	$ 1,692	$ 1,203			$ 1,203
Fair Values of Derivatives, Convertible Notes Change in fair value	(925)	(200)
Fair Values of Derivatives, Convertible Notes Additions	2,894	689
Fair Values of Derivatives, Convertible Notes Redemptions
Fair Values of Derivatives, Convertible Notes at end	3,661	1,692			3,661		$ 1,203
Fair Values of Warrants (assumed from subsidiary) at beginning	39	24			24
Fair Values of Warrants (assumed from subsidiary) Change in fair value	(18)	15
Fair Values of Warrants (assumed from subsidiary) Additions
Fair Values of Warrants (assumed from subsidiary) Redemptions
Fair Values of Warrants (assumed from subsidiary) at end	21	39			21		24
Warrant Liability, at beginning	15,987
Warrant Liability, Change in fair value	(4,966)	366			(4,600)
Warrant Liability, Additions	29,596	15,621
Warrant Liability, Redemptions
Warrant Liability, at end	40,617	15,987			40,617
FaceBank Group, Inc Pre-Merger [Member]
Fair Values of Derivatives, Convertible Notes at beginning	1,692	1,203		$ 1,018	1,203	1,018	1,018
Fair Values of Derivatives, Convertible Notes Change in fair value		(200)					(678)
Fair Values of Derivatives, Convertible Notes Additions		689					863
Fair Values of Derivatives, Convertible Notes Redemptions
Fair Values of Derivatives, Convertible Notes at end		1,692					1,203
Fair Values of Warrants (assumed from subsidiary) at beginning	39	24		4,528	24	4,528	4,528
Fair Values of Warrants (assumed from subsidiary) Change in fair value		15					(4,504)
Fair Values of Warrants (assumed from subsidiary) Additions
Fair Values of Warrants (assumed from subsidiary) Redemptions
Fair Values of Warrants (assumed from subsidiary) at end		39					24
Profits Interests Sold at beginning	1,971	1,971			1,971
Profits Interests Sold Change in fair value
Profits Interests Sold Additions
Profits Interests Sold Redemptions
Profits Interests Sold at end		1,971					1,971
Warrant Liability, at beginning	15,987
Warrant Liability, Change in fair value		366
Warrant Liability, Additions		15,621
Warrant Liability, Redemptions
Warrant Liability, at end		15,987
Embedded Put Option, at beginning	$ 389	376			$ 376
Embedded Put Option, Change in fair value		(97)					(137)
Embedded Put Option, Additions		172					589
Embedded Put Option, Redemptions		(62)					(76)
Embedded Put Option, at end		$ 389					$ 376